Schedule of Repayment Requirements of Long-Term Debt (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Long Term Debt Maturities Repayments Of Principal [Line Items]
2012	$ 0
2013	0
2014	3,573
2015	0
2016	295,000
Thereafter	475,000
Total long-term debt	$ 773,573